Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Apr. 02, 2019 USD ($)	Aug. 10, 2015	Jun. 26, 2015
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of long-lived assets recognized
Operating lease right-of-use assets				$ 160,552
Operating lease right-of-use assets and liabilities				$ 147,172
Advertising expenses	$ 3,343,935	$ 0	$ 931
Number of reportable segments	3
Sweet Lollipop [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage						100.00%
Long Yun Hk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage					100.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cost method investments, ownership percentage	0.00%
Equity method investment, ownership percentage	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cost method investments, ownership percentage	20.00%
Equity method investment, ownership percentage	50.00%